Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Summary Of Basic And Diluted Loss Per Share

Details of the calculation of basic and diluted loss per share are as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Loss for the period	(34,476)	(58,235)
Dilutive effects on earnings per share	—	—
Total loss for basic and diluted earnings per share	(34,476)	(58,235)
Number of shares
Weighted average number of ordinary shares for basic and diluted 'earnings per share (thousand shares)	273,870	189,337
Basic and diluted losses per share (In Euros)	(0.13)	(0.31)